LONG-TERM INVESTMENTS - Schedule of Equity investments without readily determinable fair values (Details) (Parenthetical) ¥ in Thousands, $ in Thousands		12 Months Ended
	Jun. 22, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Oct. 30, 2019 CNY (¥)	Jan. 31, 2016	Jun. 30, 2010
Schedule of Investments [Line Items]
Impairment loss on cost method investments		$ (51,508)	$ (48,663)
Amount of consideration received for sale of investments		$ 0	$ 7,245	$ 22,640
Zhangshangtong Air Service (Beijing) Co., Ltd. ("Zhangshangtong") [Member]
Schedule of Investments [Line Items]
Ownership percentage, cost method		20.00%	20.00%				20.00%
Impairment loss on cost method investments			$ 387
Amount of consideration received for sale of investments | ¥	¥ 350
Beijing Zhongjiao Huineng Information Technology Co., Ltd ("Zhongjiao Huineng") [Member]
Schedule of Investments [Line Items]
Ownership percentage, cost method		13.00%	13.00%			13.30%
Impairment loss on cost method investments		$ 576	$ 540
AM Advertising [Member]
Schedule of Investments [Line Items]
Ownership percentage, cost method		20.00%	20.00%
Impairment loss on cost method investments		$ 50,932	$ 47,736
Outstanding amount of supplementary agreement | ¥					¥ 380,000
AM Advertising with Foreign Currency Translation Adjustment [Member]
Schedule of Investments [Line Items]
Ownership percentage, cost method				20.32%
Impairment loss on cost method investments				$ 50,159
Accumulated Impairment Loss on Investments		$ 50,932	$ 47,736